Goodwill and intangible assets, net - Schedule of Changes in Goodwill (FY) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 8,917	$ 8,970	$ 8,115
Acquisitions	17	103	812
Foreign currency translation adjustment		(156)	43
Goodwill, ending balance	8,993	8,917	8,970
Building Materials [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	4,891	5,042	4,923
Acquisitions	17	5	76
Foreign currency translation adjustment		(156)	43
Goodwill, ending balance	4,967	4,891	5,042
Building Envelope [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	4,026	3,928	3,192
Acquisitions	0	98	736
Foreign currency translation adjustment		0	0
Goodwill, ending balance	$ 4,026	$ 4,026	$ 3,928